INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue
Royalties			$ 838,516	$ 198,630
Right of use license			15,659,630	32,903,458
Revenues from contracts with customers	$ 84,038,761	$ 92,984,498	340,515,393	314,376,460
Sale of goods and services
Revenue
Revenues from contracts with customers			$ 324,017,247	$ 281,274,372